Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Disclosure of detailed information about commitments [Table Text Block]
	Less than 1 year	1 - 5 years	Over 5 years	At December 31, 2021	At December 31, 2020
Accounts payable and accrued liabilities	1,467	-	-	1,467	2,478
Long-term incentive plan (cash-settled awards)	1,069	478	-	1,547	1,714
Corporate office leases	132	369	-	501	627
Total	2,668	847	-	3,515	4,819